John Deere Owner Trust 2021-B				EXHIBIT 99.2
Statement to Certificateholders

$273,000,000 Class A-1 0.07932% Asset Backed Notes due July 15, 2022
$360,500,000 Class A-2 0.25% Asset Backed Notes due June 17, 2024
$360,500,000 Class A-3 0.52% Asset Backed Notes due March 16, 2026
$75,140,000 Class A-4 0.74% Asset Backed Notes due May 15, 2028
$27,419,330 Overcollateralization

Payment Date:				15-Feb-23

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$33,287,241.60
		per $1,000 original principal amount:		$92.34

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$33,287,241.60

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$17,068.68
			per $1,000 original principal amount:	$0.05

		(iii)	Class A-3 Notes:	$156,216.67
			per $1,000 original principal amount:	$0.43

		(iv)	Class A-4 Notes:	$46,336.33
			per $1,000 original principal amount:	$0.62

		(v)	Total:	$219,621.68

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$519,508,591.87

	(b)	Note Value at end of related Collection Period:		$511,701,768.02

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$27,419,330.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$48,642,438.20
		(ii)	A-2 Note Pool Factor:	0.1349305

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$360,500,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$75,140,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$460,754.64
		(i) per $1,000 original principal amount:	$0.41
	(b)	Amount of Servicing Fee earned:	$460,754.64
	(c)	Amount of Servicing Fee paid:	$460,754.64
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$1,298,412.88

(11)	(i)	Amount in Reserve Account:	$10,965,593.00
	(ii)	Specified Reserve Account Balance:	$10,965,593.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$3,361,327.95
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.65%

(13)	(i)	Aggregate amount of net losses for the collection period:	($90,287.57)
	(ii)	Cumulative amount of net losses:	$717,703.58
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.06%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$341,889.98
		(ii) % of Pool Balance:	0.06%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%